ACQUISITION OF ALTERNATIVE SOLUTIONS (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The acquisition date estimated fair value of the consideration transferred totaled $27,975,650, which consisted of the following:

Initial purchase price	$2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	$27,975,650

Net tangible assets	$595,151
Intangible assets	1,637,600
Goodwill	25,742,899
Total purchase price	$27,975,650

The acquisition date estimated fair value of the consideration transferred totaled $27,975,650, which consisted of the following:

Initial purchase price	$2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	$27,975,650

Net tangible assets	$595,151
Intellectual property	319,600
License & customer relationships	990,000
Tradenames	301,000
Non-compete agreements	27,000
Goodwill	25,742,899
Total purchase price	$27,975,650

Business Acquisition, Pro Forma Information [Table Text Block]
These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

Twelve months ended May 31, 2019
(unaudited)
Revenues	$9,759,956
Net loss	$(26,671,841)
Basic net loss per share	$(0.26)
Diluted net loss per share	$(0.26)
Weighted average shares - basic	102,869,612
Weighted average shares - diluted	102,869,612